SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Emerging Growth Company, Minimum expected Revenue	$ 1,000,000,000
Employee Stock Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	2,217,958	8,200,000
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	12,064,140	7,946,210